Acquisitions and Dispositions - Schedule of Fair Values of Assets Acquired (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2013 Management Internalization [Member]	Jun. 10, 2013 Management Internalization [Member]	Jun. 30, 2013 Management Internalization [Member] Trademark [Member]	Jun. 30, 2013 Management Internalization [Member] Database [Member]	Jun. 30, 2013 Alaska Joint Venture Acquisition [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member]	Jun. 30, 2013 RJ LLC [Member]
Business Acquisition [Line Items]
Land						$ 156,648,000		$ 10,340,000
Building and improvements		4,214,000				740,396,000		54,123,000
Identified intangible assets				3,100,000	2,100,000
Receivable for net cash flows prior to acquisition date						1,896,000	1,896,000
In-place lease values						5,547,000		539,000
Goodwill	120,655,000	120,655,000	120,655,000
Cash and cash equivalents								1,128,000
Other current assets and liabilities, net								(311,000)
Note payable								(7,600,000)
Fair value of acquired assets		130,069,000				904,487,000	904,487,000
Noncontrolling interest	(39,321,000)							(39,321,000)
Fair value of acquired net assets								$ 18,898,000